SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Sep. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	$ 8,354,065		$ 2,370,289		$ 772,427
Prepayments	9,416,881	[1]	1,013,526	[1]	838,721
Value added tax	156,237		84,301		118,167
Interest receivable			5,950		11,552
Other receivables ()	605,654	[2]	1,715,784	[2],[3]	466,907	[3]
Total	$ 18,532,837		$ 5,189,850		$ 2,207,774

[1]	Included in the prepayments are professional fee in relates to M&A and business development to be amortized for a period of time based on contract periods.
[2]	Included in the other receivables for September 30, 2025 are all other third party receivables and for December 31, 2024 was other third party receivables and a security bond placed for Narain case of $1,298,495 offset with litigation claim in 2025.
[3]	Included in the other receivables is a security bond placed for Narain case of $1,298,495 and other third parties receivables for December 31, 2024 and all other third parties for December 31, 2023.